SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

17.   SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. On January 27, 2015, the directors of the Company had resolved, subject to the adoption of the Amended M&A, to issue 45,787,948 Class B Ordinary Shares to Morgancreek Investment Holdings Limited (“Morgancreek”), in exchange of 45,787,948 Class A Ordinary Shares held by Morgancreek. During the year ended December 31, 2018, the 45,787,948 Class A ordinary shares of Morgancreek were converted to Class B ordinary shares.

As of December 31, 2021, there were 84,463,737 Class A and 45,787,948 Class B ordinary shares outstanding.

Share repurchase program

On August 10, 2015, the Board of Director approved a share repurchase program pursuant to which, the Company is authorized to repurchase up to US$20,000 of its outstanding ADSs at a price not exceeding US$7.99 per ADS. During the year ended December 31, 2015 and 2016, the Company repurchased 614,033 and 967,408 ADSs, representing 1,842,099 and 2,902,224 ordinary shares, with a total consideration of US$3,111 and US$4,542 respectively. No ADS was repurchased in 2019, 2020 and 2021.

Special dividend

No special dividend or other dividend was declared in 2019, 2020 and 2021.